Revenue (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Schedule of Disaggregation of Revenue
Revenue for the Company’s major product groups consists of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Revenue by Product Group
Betting Technology, Content and Services	$40,673	$18,352	$79,628	$45,774
Sports Technology and Services	7,190	3,506	12,596	7,323
Media Technology, Content and Services	7,986	4,939	17,363	9,069

Total	$55,849	$26,797	$109,587	$62,166

Geographical regions are determined based on the region in which the customer is headquartered or domiciled. Revenues by geographical market consists of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Revenue by Geographical Market:
Europe	$42,011	$21,465	$81,737	$50,355
Americas	9,509	3,533	19,914	7,831
Rest of the World	4,329	1,799	7,936	3,980

Total	$55,849	$26,797	$109,587	$62,166

MAVEN TOPCO LIMITED [Member]
Disaggregation of Revenue [Line Items]
Schedule of Disaggregation of Revenue
Revenue for the Company’s major product groups consists of the following (in thousands):

	Three Months Ended March 31,
	2021	2020
Revenue by Product Group
Betting Technology, Content and Services	$38,955	$27,421
Sports Technology and Services	5,406	3,818
Media Technology, Content and Services	9,377	4,130

Total	$53,738	$35,369

Geographical regions are determined based on the region in which the customer is headquartered or domiciled. Revenues by geographical market consists of the following (in thousands):

	Three Months Ended March 31,
	2021	2020
Revenue by Geographical Market:
Europe	$39,726	$28,898
Americas	10,405	4,293
Rest of the World	3,607	2,178

Total	$53,738	$35,369

Revenue for the Company’s major product groups consists of the following (in thousands):

	Successor			Predecessor
	Year Ended December 31, 2020	Year Ended December 31, 2019	Period from September 8, 2018 through December 31, 2018	Period from January 1, 2018 through September 7, 2018
Revenue by Product Group
Betting Technology, Content and Services	$110,618	$88,370	$21,581	$47,531
Sports Technology and Services	16,066	14,367	5,187	3,741
Media Technology, Content and Services	23,055	11,883	3,810	5,735

Total	$149,739	$114,620	$30,578	$57,007

Geographical regions are determined based on the region in which the customer is headquartered or domiciled. Revenues by geographical market consists of the following (in thousands):

	Successor			Predecessor
	Year Ended December 31, 2020	Year Ended December 31, 2019	Period from September 8, 2018 through December 31, 2018	Period from January 1, 2018 through September 7, 2018
Revenue by Geographical Market:
Europe	$119,393	$90,453	$23,347	$43,524
Americas	20,419	15,699	4,188	7,809
Rest of the World	9,927	8,468	3,043	5,674

Total	$149,739	$114,620	$30,578	$57,007